Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	General Partner [Member]	Common Unitholders [Member]	Treasury Units [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 8,816	$ 413,262	$ 0	$ 0	$ 422,078
Distributions declared / paid (distributions of $0.40, $0.60 and $0.60 per common unit in 2021, 2022 and 2023, respectively)	(140)	(7,473)	0	0	(7,613)
Partnership’s net income	1,790	96,388	0	0	98,178
Equity compensation expense (Note 14)	0	2,043	0	0	2,043
Issuance of common units in connection with the acquisition of vessel owning companies (Notes 4, 5, 13)	0	15,277	0	0	15,277
Repurchase of common units (Note 13)	0	0	(4,499)	0	(4,499)
Other comprehensive income (Note 8)					0
Ending balance, value at Dec. 31, 2021	10,466	519,497	(4,499)	0	525,464
Distributions declared / paid (distributions of $0.40, $0.60 and $0.60 per common unit in 2021, 2022 and 2023, respectively)	(209)	(11,946)	0	0	(12,155)
Partnership’s net income	2,157	123,264	0	0	125,421
Equity compensation expense (Note 14)	0	3,790	0	0	3,790
Re-issuance of treasury units in connection with the acquisition of a vessel owning company (Notes 5, 13)	0	0	6,583	0	6,583
Repurchase of common units (Note 13)	0	0	(5,911)	0	(5,911)
Other comprehensive income (Note 8)			0	(4,766)	(4,766)
Ending balance, value at Dec. 31, 2022	12,414	634,605	(3,827)	(4,766)	638,426
Distributions declared / paid (distributions of $0.40, $0.60 and $0.60 per common unit in 2021, 2022 and 2023, respectively)	(209)	(12,033)	0	0	(12,242)
Partnership’s net income	680	46,528	0	0	47,208
Equity compensation expense (Note 14)	0	3,786	0	0	3,786
Repurchase of common units (Note 13)	0	0	(4,112)	0	(4,112)
Other comprehensive income (Note 8)	0	0	0	3,180	3,180
Issuance of Partnership’s common units, net - rights offering (Note 1)	0	498,687	0	0	498,687
Ending balance, value at Dec. 31, 2023	$ 12,885	$ 1,171,573	$ (7,939)	$ (1,586)	$ 1,174,933